Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

Collection Period Start	1-Mar-21	Distribution Date	15-Apr-21
Collection Period End	31-Mar-21	30/360 Days	30
Beg. of Interest Period	15-Mar-21	Actual/360 Days	31
End of Interest Period	15-Apr-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,039,779.14	1,059,151,391.68	981,394,286.13	0.6516390
Total Securities		1,506,039,779.14	1,059,151,391.68	981,394,286.13	0.6516390
Class A-1 Notes	1.721830%	164,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.800000%	500,000,000.00	242,828,738.68	172,140,460.91	0.3442809
Class A-2b Notes	0.236000%	50,000,000.00	24,282,873.86	17,214,046.08	0.3442809
Class A-3 Notes	1.840000%	436,000,000.00	436,000,000.00	436,000,000.00	1.0000000
Class A-4 Notes	1.880000%	107,500,000.00	107,500,000.00	107,500,000.00	1.0000000
Certificates	0.000000%	248,539,779.14	248,539,779.14	248,539,779.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	70,688,277.77	364,243.11	141.3765555	0.7284862
Class A-2b Notes	7,068,827.78	4,934.82	141.3765555	0.0986964
Class A-3 Notes	0.00	668,533.33	0.0000000	1.5333333
Class A-4 Notes	0.00	168,416.67	0.0000000	1.5666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	77,757,105.55	1,206,127.93

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					15,952,344.19
Monthly Interest					7,025,281.04

Total Monthly Payments					22,977,625.23
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					450,110.97
Aggregate Sales Proceeds Advance					15,063,868.78

Total Advances					15,513,979.75
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					74,408,806.01
Excess Wear and Tear and Excess Mileage					228,382.05
Remaining Payoffs					0.00
Net Insurance Proceeds					1,156,531.98
Residual Value Surplus					8,527,398.92

Total Collections					122,812,723.94

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		29,912,229.90			1,559
Involuntary Repossession		210,215.00			11
Voluntary Repossession		456,970.00			26
Full Termination		15,846,937.00			812
Bankruptcty		45,690.00			2
Insurance Payoff			1,140,488.24		58
Customer Payoff				785,597.07	41
Grounding Dealer Payoff				30,480,249.75	1,597
Dealer Purchase				3,586,128.31	181

Total		46,472,041.90	1,140,488.24	34,851,975.13	4,287

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	59,547	1,289,623,845.56	7.00000%	1,059,151,391.68
Total Depreciation Received		(18,222,105.66)		(14,540,409.35)
Principal Amount of Gross Losses	(104)	(2,186,309.41)		(1,793,897.33)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(951)	(18,342,222.32)		(15,309,884.02)
Scheduled Terminations	(2,861)	(55,808,708.17)		(46,112,914.85)

Pool Balance - End of Period	55,631	1,195,064,500.00		981,394,286.13
Remaining Pool Balance
Lease Payment				237,688,594.21
Residual Value				743,705,691.92

Total				981,394,286.13

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	122,812,723.94
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	122,812,723.94
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	2,201,706.33
3. Reimbursement of Sales Proceeds Advance	20,005,161.96
4. Servicing Fee:
Servicing Fee Due	882,626.16
Servicing Fee Paid	882,626.16
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	23,089,494.45
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	364,243.11
Class A-2a Notes Monthly Interest Paid	364,243.11
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	4,934.82
Class A-2b Notes Monthly Interest Paid	4,934.82
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	668,533.33
Class A-3 Notes Monthly Interest Paid	668,533.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	168,416.67
Class A-4 Notes Monthly Interest Paid	168,416.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,206,127.93
Total Note and Certificate Monthly Interest Paid	1,206,127.93
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	98,517,101.56
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	77,757,105.55
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	77,757,105.55
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	20,759,996.01

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			3,765,099.45
Required Reserve Account Amount			7,530,198.90
Beginning Reserve Account Balance			7,530,198.90
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,198.90
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			20,759,996.01
Gross Reserve Account Balance			28,290,194.91
Remaining Available Collections Released to Seller			20,759,996.01
Total Ending Reserve Account Balance			7,530,198.90

V. POOL STATISTICS

Weighted Average Remaining Maturity			12.47
Monthly Prepayment Speed			30%
Lifetime Prepayment Speed			62%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,058,457.82
Securitization Value of Defaulted Receivables and Casualty Receivables		1,793,897.33	104
Aggregate Defaulted and Casualty Gain (Loss)		264,560.49
Pool Balance at Beginning of Collection Period		1,059,151,391.68
Net Loss Ratio
Current Collection Period		0.0250%
Preceding Collection Period		-0.0111%
Second Preceding Collection Period		0.0281%
Third Preceding Collection Period		0.0177%
Cumulative Net Losses for all Periods		0.0532%	800,865.88

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.42%	4,421,737.49	243
61-90 Days Delinquent	0.09%	955,423.92	59
91-120 Days Delinquent	0.04%	437,660.72	25
More than 120 Days	0.00%	32,712.25	2

Total Delinquent Receivables:	0.55%	5,847,534.38	329

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.13%	0.14%
Preceding Collection Period		0.17%	0.17%
Second Preceding Collection Period		0.21%	0.20%
Third Preceding Collection Period		0.16%	0.16%
60 Day Delinquent Receivables		1,425,796.89
Delinquency Percentage		0.13%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		45,759,166.90	2,371
Securitization Value		37,351,109.19	2,371

Aggregate Residual Value Surplus (Loss)		8,408,057.71

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		127,253,502.70	7,209
Cumulative Securitization Value		113,038,968.63	7,209

Cumulative Residual Value Surplus (Loss)		14,214,534.07

Book Amount of Extensions		635,252.18
Number of Extensions		31

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			23,865,055.22
Reimbursement of Outstanding Advance			20,005,161.96
Additional Advances for current period			15,063,868.78

Ending Balance of Residual Advance			18,923,762.04

Beginning Balance of Payment Advance			3,418,374.65
Reimbursement of Outstanding Payment Advance			2,201,706.33
Additional Payment Advances for current period			450,110.97

Ending Balance of Payment Advance			1,666,779.29

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO